SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
The Schedules of Investments are integral to and should be read in conjunction with the accompanying Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, included in the Annual Report.
--------------------------------------------------------------------------------
ROYCE PREMIER FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 85.3%

                                           Shares        Value
CONSUMER PRODUCTS - 5.6%
Ethan Allen Interiors Inc. ..............    93,500   $  3,599,750
Garan Incorporated.......................   203,800      3,948,625
Juno Lighting, Inc. .....................   324,900      5,198,400
Sturm, Ruger & Company, Inc. ............   253,600      4,913,500
                                                      ------------
                                                        17,660,275
                                                      ------------
CONSUMER SERVICES - 3.6%
Atlantic Southeast Airlines, Inc. .......   159,000      3,478,125
Buffets, Inc.*...........................   501,585      4,576,963
Sbarro, Inc. ............................   126,400      3,223,200
                                                      ------------
                                                        11,278,288
                                                      ------------
FINANCIAL INTERMEDIARIES - 13.8%
Alleghany Corporation*...................    15,846      3,359,352
The Commerce Group, Inc. ................   207,300      5,234,325
Leucadia National Corporation............   206,800      5,531,900
Orion Capital Corporation................    74,900      4,578,263
Pennsylvania Manufacturers Corporation
  Cl. A..................................   270,760      4,264,470
Trenwick Group Inc. .....................   169,600      7,844,000
Wesco Financial Corporation..............    38,800      7,255,600
Zenith National Insurance Corp. .........   213,800      5,852,775
                                                      ------------
                                                        43,920,685
                                                      ------------
FINANCIAL SERVICES - 10.4%
E.W. Blanch Holdings, Inc. ..............   290,500      5,846,312
Comdisco, Inc. ..........................   122,550      3,890,963
Crawford & Company Cl. A.................   248,500      5,373,812
Arthur J. Gallagher & Co. ...............   202,600      6,280,600
The John Nuveen Company..................    92,900      2,461,850
The Pioneer Group, Inc. .................   167,100      3,968,625
Willis Corroon Group plc`D'..............   461,100      5,302,650
                                                      ------------
                                                        33,124,812
                                                      ------------
HEALTH - 1.4%
Haemonetics Corporation*.................   233,600      4,409,200
                                                      ------------
INDUSTRIAL PRODUCTS - 19.0%
Curtiss-Wright Corporation...............   102,300      5,153,363
Fab Industries, Inc. ....................   162,000      4,455,000
P. H. Glatfelter Company.................   229,900      4,138,200
Kaydon Corporation.......................    85,200      4,015,050




                                           Shares        Value
Kimball International, Inc. Cl. B........   109,000   $  4,509,875
Lilly Industries, Inc. Cl. A.............   376,400      6,869,300
The Lincoln Electric Company Cl. A.......   182,100      5,508,525
Liqui-Box Corporation....................   108,200      3,516,500
The Standard Register Company............   291,800      9,483,500
Unifi, Inc. .............................   139,100      4,468,588
Woodward Governor Company................    61,739      8,149,548
                                                      ------------
                                                        60,267,449
                                                      ------------
INDUSTRIAL SERVICES - 7.6%
Air Express International Corporation....    94,050      3,033,113
Arnold Industries, Inc. .................   336,800      5,346,700
Bowne & Co., Inc. .......................   174,000      4,284,750
DIMON Incorporated.......................   188,700      4,363,687
New England Business Service, Inc. ......   326,700      7,024,050
                                                      ------------
                                                        24,052,300
                                                      ------------
NATURAL RESOURCES - 5.6%
Tom Brown, Inc.*.........................   176,210      3,678,383
CalMat Co. ..............................   318,800      5,977,500
Florida Rock Industries, Inc. ...........   244,700      8,013,925
                                                      ------------
                                                        17,669,808
                                                      ------------
RETAIL - 10.1%
The Dress Barn, Inc.*....................   460,000      6,900,000
Family Dollar Stores, Inc. ..............   370,100      7,540,788
Sotheby's Holdings, Inc. Cl. A...........   307,600      5,729,050
Stanhome Inc. ...........................   250,100      6,627,650
The Talbots, Inc. .......................   183,500      5,252,687
                                                      ------------
                                                        32,050,175
                                                      ------------
TECHNOLOGY - 8.2%
Dallas Semiconductor Corporation.........   173,700      3,995,100
Dionex Corporation*......................    74,600      2,611,000
Electroglas, Inc.*.......................   206,700      3,333,038
Marshall Industries*.....................   267,100      8,179,937
National Computer Systems, Inc. .........   207,600      5,293,800
Scitex Corporation Limited...............   287,000      2,726,500
                                                      ------------
                                                        26,139,375
                                                      ------------
Total Common Stocks
  (Cost $222,873,188)....................              270,572,367
                                                      ------------

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
ROYCE PREMIER FUND
--------------------------------------------------------------------------------

                                                       Value
U.S. TREASURY OBLIGATION - 4.5%
U.S. Treasury Notes, principal amount
  $14,000,000, 7.00% due 4/15/99
  (Cost $14,194,688)..................              $ 14,312,760
                                                    ------------
REPURCHASE AGREEMENT - 11.3%
State Street Bank and Trust Company, 4.90% dated
  12/31/96, due 1/02/97, maturity value
  $35,709,718, (collateralized by U.S. Treasury
  Notes, 7.25% due 8/15/04, valued at $36,414,938)
  (Cost $35,700,000)..............................    35,700,000
                                                    ------------




                                                       Value
TOTAL INVESTMENTS - 101.1%
  (COST $272,767,876).............................  $320,585,127
LIABILITIES LESS CASH AND
  OTHER ASSETS - (1.1)%...........................   (3,561,471)
                                                    ------------
NET ASSETS - 100.0%...............................  $317,023,656
                                                    ------------
                                                    ------------

 *  Non-income producing.
`D' American Depository Receipt.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $272,816,734. At December 31, 1996, net unrealized appreciation for all securities amounted to $47,768,393, consisting of aggregate gross unrealized appreciation of $53,661,110 and aggregate gross unrealized depreciation of $5,892,717. The Fund designates $13,648,111 as a capital gain dividend for the purpose of the dividend paid deduction.

--------------------------------------------------------------------------------
ROYCE MICRO-CAP FUND
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3%

                                           Shares       Value
CONSUMER PRODUCTS - 20.4%
Aldila, Inc.*..........................     300,000  $  1,453,125
Bassett Furniture Industries,
  Incorporated.........................      43,900     1,075,550
Conso Products Co.*....................      52,875       680,766
Fedders Corporation Cl. A..............     194,400       972,000
First Years Inc. ......................       7,400       120,250
Garan Incorporated.....................      49,300       955,188
Gibson Greetings, Inc.*................      81,000     1,589,625
Haggar Corp. ..........................      36,900       585,788
J & J Snack Foods Corp.*...............      99,300     1,340,550
Jean-Philippe Fragrances, Inc.*........     114,300       742,950
Johnson Worldwide Associates, Inc. Cl.
  A*...................................      99,800     1,322,350
Juno Lighting, Inc. ...................      65,300     1,044,800
Justin Industries, Inc. ...............      70,000       805,000
Kit Manufacturing Co.*.................      32,200       362,250
Lifetime Hoan Corporation*.............     148,982     1,750,538
Marisa Christina, Incorporated*........      85,800       707,850
Matthews International Corporation Cl.
  A....................................      46,500     1,313,625
Maxwell Shoe Company Inc.*.............      34,000       225,250
Midwest Grain Products, Inc.*..........      70,400     1,196,800
Mity-Lite, Inc.*.......................      79,500       993,750
National Presto Industries, Inc. ......         400        14,950
Oshkosh B'Gosh, Inc. Cl. A.............      13,800       210,450
Pentech International, Inc.*...........     220,600       261,963
The Rival Company......................      33,900       843,263
The Sirena Apparel Group, Inc.*........     110,000       285,312
The Smithfield Companies, Inc. ........      43,800       481,800



                                           Shares       Value
Steck-Vaughn Publishing Corporation*...      50,500  $    580,750
Thomaston Mills, Inc. Cl. A............     107,000     1,203,750
Thor Industries, Inc. .................      60,800     1,535,200
The Topps Company, Inc.*...............     306,100     1,224,400
Velcro Industries N.V. ................      29,500     1,843,750
WLR Foods, Inc. .......................      30,000       371,250
Weyco Group, Inc. .....................      18,400       740,600
                                                     ------------
                                                       28,835,443
                                                     ------------
CONSUMER SERVICES - 1.8%
Jenny Craig, Inc.*.....................      42,200       374,525
PCA International, Inc. ...............      63,400     1,030,250
Sagebrush, Inc.*.......................     150,600     1,167,150
                                                     ------------
                                                        2,571,925
                                                     ------------
FINANCIAL INTERMEDIARIES - 10.0%
ALLIED Life Financial Corporation......      56,650       991,375
BHI Corporation........................      29,500       588,156
Desert Community Bank..................      21,200       315,350
Gryphon Holdings Inc.*.................      48,200       680,825
Highlands Insurance Group, Inc.*.......      57,100     1,156,275
Intercargo Corporation.................      57,900       495,769
MAIC Holdings, Inc.*...................      20,830       705,616
Nobel Insurance Limited................      51,250       643,828
Oriental Bank and Trust................      54,000     1,127,250
PXRE Corporation.......................      83,524     2,067,219
Pennsylvania Manufacturers Corporation
  Cl.A.................................      90,500     1,425,375

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
ROYCE MICRO-CAP FUND
--------------------------------------------------------------------------------

                                           Shares       Value
FINANCIAL INTERMEDIARIES - (continued)
Piper Jaffray Companies Inc. ..........      67,500  $  1,054,687
RLI Corp. .............................      23,200       774,300
Resurgence Properties Inc.*............     117,400       983,225
Trenwick Group Inc. ...................      23,800     1,100,750
                                                     ------------
                                                       14,110,000
                                                     ------------
FINANCIAL SERVICES - 4.9%
E.W. Blanch Holdings, Inc. ............      65,100     1,310,137
Duff & Phelps Credit Rating Co. .......      72,500     1,749,063
Eaton Vance Corp. .....................      15,000       714,375
Hilb, Rogal & Hamilton Company.........      54,600       723,450
Investors Financial Services
  Corporation..........................      16,774       465,479
Phoenix Duff & Phelps Corporation......     231,000     1,645,875
U.S. Global Investors Inc. Cl. A*......     137,000       325,375
                                                     ------------
                                                        6,933,754
                                                     ------------
HEALTH - 1.4%
Hauser, Inc.*..........................      73,900       434,162
Life Technologies, Inc. ...............      24,000       600,000
Nitinol Medical Technologies*..........      63,300       791,250
Spacelabs Medical, Inc.*...............       8,000       164,000
                                                     ------------
                                                        1,989,412
                                                     ------------
INDUSTRIAL PRODUCTS - 18.2%
American Filtrona Corporation..........      47,100     1,995,863
BHA Group, Inc.........................      69,791     1,125,373
Blessings Corporation..................      78,100       727,306
Carbo Ceramics, Inc. ..................      23,200       487,200
Chemfab Corporation*...................      56,400       789,600
Culp, Inc. ............................      18,000       276,750
Curtiss-Wright Corporation.............      21,900     1,103,213
DeVlieg-Bullard, Inc.*.................     365,400     1,016,269
Fab Industries, Inc. ..................      59,700     1,641,750
Hawkins Chemical, Inc. ................     127,344       907,326
C. H. Heist Corp.*.....................      36,000       279,000
International Aluminum Corporation.....      42,700     1,088,850
Knape & Vogt Manufacturing Company.....      16,900       278,850
Lilly Industries, Inc. Cl. A...........      74,700     1,363,275
Moore Products Co.*....................       4,100        73,800
Myers Industries, Inc. ................      58,800       992,250
Oregon Steel Mills, Inc. ..............      49,300       825,775
Oshkosh Truck Corporation Cl. B........      57,900       615,187
Peerless Mfg. Co. .....................      31,500       393,750
Penn Engineering and Manufacturing
  Inc. ................................      73,300     1,502,650
Puerto Rican Cement Company, Inc. .....      40,900     1,278,125
Quaker Chemical Corporation............      32,450       531,369
Shorewood Packaging Corporation*.......      64,700     1,261,650
Simpson Manufacturing Co., Inc.*.......      50,800     1,168,400
Steel of West Virginia, Inc.*..........      88,700       665,250
Synalloy Corporation...................      65,100     1,025,325
Versa Technologies, Inc. ..............      13,500       175,500
Woodward Governor Company..............      13,687     1,806,684




                                           Shares       Value
Zero Corporation.......................      17,000  $    340,000
                                                     ------------
                                                       25,736,340
                                                     ------------
INDUSTRIAL SERVICES - 15.8%
Aceto Corporation......................      29,700       413,944
AirNet Systems, Inc.*..................      99,300     1,464,675
Guy F. Atkinson Company of
  California*..........................      87,700       920,850
Devcon International Corp.*............      62,400       382,200
Ecology and Environment, Inc. Cl. A....      20,900       163,281
Ennis Business Forms, Inc. ............      71,000       798,750
FCA International Ltd.*................     188,300       295,399
Frozen Food Express Industries, Inc. ..     166,550     1,498,950
The Harper Group.......................      51,300     1,218,375
Insituform Technologies, Inc.*.........      80,900       596,637
Kenan Transport Company................      20,030       395,592
Lufkin Industries, Inc. ...............      30,500       762,500
Merrill Corporation....................      30,900       710,700
Morrison Knudsen Corporation*..........      80,000       720,000
New England Business Service, Inc. ....      74,800     1,608,200
Open Plan Systems, Inc.*...............      87,600       766,500
Perini Corporation*....................      24,100       188,281
Rush Enterprises, Inc.*................     127,300     1,527,600
Rykoff-Sexton, Inc. ...................     108,400     1,720,850
Sevenson Environmental Services
  Inc. ................................     149,000     2,719,250
Standard Commercial Corporation*.......      48,778       987,755
TBC Corporation*.......................      77,800       583,500
Vallen Corporation*....................      53,400       887,775
Willbros Group Inc.*...................      99,000       965,250
                                                     ------------
                                                       22,296,814
                                                     ------------
NATURAL RESOURCES - 2.6%
Dreco Energy Services Ltd. Cl. A*......      23,800       871,675
Florida Rock Industries, Inc. .........      63,400     2,076,350
MK Gold Company*.......................     517,900       776,850
                                                     ------------
                                                        3,724,875
                                                     ------------
RETAIL - 5.9%
The Bombay Company, Inc.*..............      55,200       255,300
Carson Pirie Scott Co.*................      25,000       631,250
Catherines Stores Corporation*.........     185,000     1,017,500
Cato Corporation Cl. A.................     223,100     1,115,500
Chico's FAS, Inc.*.....................     199,600       848,300
Crown Books Corporation*...............      31,000       364,250
Deb Shops Inc. ........................     133,700       568,225
The Dress Barn, Inc.*..................      62,800       942,000
Frederick's of Hollywood, Inc. Cl. A...      24,999       103,121
Garden Ridge Corporation*..............       5,000        43,125
Lechters, Inc.*........................     212,400     1,075,275
Mikasa, Inc.*..........................      47,700       488,925
Suzy Shier Ltd. .......................     140,000       812,112
                                                     ------------
                                                        8,264,883
                                                     ------------
TECHNOLOGY - 9.1%
BGS Systems, Inc. .....................      81,200     2,222,850
CEM Corporation*.......................      91,700       733,600

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------
ROYCE MICRO-CAP FUND
--------------------------------------------------------------------------------


                                           Shares       Value
CSP Inc.*..............................      95,805  $    790,391
Electroglas, Inc.*.....................      33,100       533,738
Exar Corporation*......................      41,200       638,600
FRM Nexus Inc.*........................         266           200
Giga-tronics Incorporated*.............      30,900       258,787
ILC Technology, Inc.*..................     118,420     1,539,460
Landauer Inc...........................      36,200       886,900
MacNeal-Schwendler Corporation.........      62,100       489,038
Newport Corporation....................     110,300       978,913
PCD Inc.*..............................      68,000       884,000
Performance Technologies, Inc.*........      73,000       704,906
Phoenix Technologies Ltd.*.............      14,500       233,812
Richardson Electronics, Ltd. ..........     120,200       991,650
Technical Communications
  Corporation*.........................      57,900       767,175
Woodhead Industries, Inc. .............      17,900       246,125
                                                     ------------
                                                       12,900,145
                                                     ------------

UTILITIES - 0.4%
Southern Union Company*................      25,725       565,950
                                                     ------------





MISCELLANEOUS - 4.8%...............................  $  6,714,518
                                                     ------------
Total Common Stocks
  (Cost $120,622,141)..............................   134,644,059
                                                     ------------

REPURCHASE AGREEMENT - 4.9%
State Street Bank and Trust Company, 4.90% dated
  12/31/96, due 1/02/97, maturity value
  $7,001,906,(collateralized by U.S. Treasury
  Notes, 7.25% due 8/15/04, valued at $7,144,875)
  (Cost $7,000,000)................................    7,000,000
                                                    ------------
TOTAL INVESTMENTS - 100.2% (COST $127,622,141).....
                                                     141,644,059
LIABILITIES LESS CASH AND OTHER
  ASSETS - (0.2)%..................................     (315,019)
                                                    ------------
NET ASSETS - 100.0%................................ $141,329,040
                                                    ------------
                                                    ------------

* Non-income producing.

INCOME TAX INFORMATION - The cost of total investments for federal income tax purposes was $127,684,834. At December 31, 1996, net unrealized appreciation for all securities was $13,959,225, consisting of aggregate gross unrealized appreciation of $20,287,968 and aggregate gross unrealized depreciation of $6,328,743. The Fund designates $4,028,853 as a capital gain dividend for the purpose of the dividend paid deduction.




                           STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as `D'